Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) - SPIL Cayman Holdings Limited [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 2,625,715	$ 94,655	$ 200,347
Inventories	2,284,880	82,368	239,865
Other current assets	1,215,992	43,835	111,913
Trade and other receivables	4,505,531		318,425	$ 162,420
Non-Current Assets
Property, plant and equipment	16,693,129	601,770	7,546,413
Right-of-use assets	181,855	6,556	812,861
Investment property	787,250	28,379
Goodwill	310,711	11,201
Deferred tax assets	659,972	23,792	298,217
Other non-current assets	308,500	11,122	43,482
Current Liabilities
Short-term borrowings	(2,443,005)	(88,068)
Trade and other payables	(5,949,592)	(214,477)	(1,739,330)
Current portion of long-term borrowings			(1,746,000)
Other current liabilities	(647,027)	(23,325)	(24,564)
Non-Current Liabilities
Long-term borrowings			(2,947,682)
Deferred tax liabilities	(200,899)	(7,242)	(796)
Lease liabilities – non-current	(8,150)	(294)
Other non-current liabilities	(156,863)	(5,655)
Net assets disposed of	$ 20,167,999	$ 727,037	$ 3,113,151